SHARE BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2020
SHARE BASED PAYMENTS
Schedule of the option activities under the Share Incentive Plan

				Weighted‑
		Weighted‑	Weighted‑	average
		average	average	remaining	Aggregate
	Number of	Exercise	grant‑date	contractual	intrinsic
	options	price	fair value	term	value
		US$	US$	Years	US$
Outstanding, January 1, 2020	4,882,343	0.5	0.65	9.15	6,990
Granted	9,763,248	1.09	1.58	9.33
Forfeited	(480,623)	1.37	1.04
Exercised	—	—	—	—	—
Outstanding, December 31, 2020	14,164,968	0.88	1.28	8.93	38,899
Vested and expected to vest at December 31, 2020	14,164,968	0.88	1.28	8.93	38,899
Exercisable at December 31, 2020	3,200,000	0.05	2.28	9.69	11,437

Schedule of the assumptions used to estimate the fair value of the options granted

	For the year ended December 31, 2019	For the year ended December 31, 2020
Fair value per ordinary share as at valuation date	US$0.73 ‑ US$1.93	US$1.30 ‑ US$5.55
Risk‑free rate	1.92% ‑ 2.69%	0.69% ‑ 0.84%
Expected volatility range	48.0% ‑ 48.1%	50.87% ‑ 51.22%
Exercise multiple	2.2	2.2 - 2.8

Schedule of the amount of share-based compensation expense included in each of the relevant financial statement line items

	For the year ended
	December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Cost of revenue	—	—	1,897	291
Research and development expenses	—	76,301	19,499	2,988
Sales and marketing expenses	—	25,892	2,858	438
General and administrative expenses	—	168,348	55,637	8,527
	—	270,541	79,891	12,244